Corbett Road Tactical Opportunity ETF SCHEDULE OF INVESTMENTS	February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 98.9%
COMMUNICATION SERVICES – 9.1%
Alphabet, Inc., Class A*	48	$97,052
Charter Communications, Inc., Class A*	108	66,249
Netflix, Inc.*	112	60,351
		223,652
CONSUMER DISCRETIONARY – 11.8%
Amazon.com, Inc.*	36	111,345
Dollar General Corp.	316	59,721
NIKE, Inc., Class B	588	79,251
TopBuild Corp., Class W*	208	39,605
		289,922
CONSUMER STAPLES – 2.6%
Costco Wholesale Corp.	196	64,876
FINANCIALS – 12.5%
Berkshire Hathaway, Inc., Class B*	348	83,698
JPMorgan Chase & Co.	520	76,528
Nasdaq, Inc.	436	60,294
SVB Financial Group*	172	86,922
		307,442
HEALTH CARE – 10.0%
Charles River Laboratories International, Inc.*	264	75,541
Masimo Corp.*	260	65,190
R1 RCM, Inc.*	2,284	63,130
Veeva Systems, Inc., Class A*	152	42,576
		246,437
INDUSTRIALS – 8.7%
Caterpillar, Inc.	248	53,538
Copart, Inc.*	284	31,002
CoStar Group, Inc.*	76	62,606
Union Pacific Corp.	324	66,731
		213,877
INFORMATION TECHNOLOGY – 35.5%
ASML Holding NV	128	72,588
Blackline, Inc.*	368	45,639
Crowdstrike Holdings, Inc., Class A*	368	79,488
Datadog, Inc., Class A*	388	37,019
DocuSign, Inc., Class A*	156	35,359
Enphase Energy, Inc.*	408	71,832
Global Payments, Inc.	336	66,525
Inphi Corp.*	376	61,886
KLA Corp.	188	58,511
Marvell Technology Group Ltd.	832	40,169
Mastercard, Inc., Class A	292	103,324
Novanta, Inc.*	436	57,696
Okta, Inc., Class A*	248	64,840
Visa, Inc., Class A	372	79,009
		873,885
REAL ESTATE – 5.4%
American Tower Corp.	296	$63,975
Innovative Industrial Properties, Inc., Class A	348	67,860
		131,835
UTILITIES – 3.3%
NextEra Energy, Inc.	1,088	79,946
TOTAL COMMON STOCKS
(Cost $2,506,748)		2,431,872

SHORT-TERM INVESTMENTS – 1.1%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	26,867	26,867
TOTAL SHORT TERM INVESTMENTS
(Cost $26,867)		26,867
TOTAL INVESTMENTS – 100.0%
(Cost $2,533,615)		2,458,739
Other Assets in Excess of Liabilities – 0.0%		691
TOTAL NET ASSETS – 100.0%		$2,459,430

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.